Average Annual Total Returns - Artisan Global Equity Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	29.30%	16.11%	13.41%	13.82%	Mar. 29, 2010	24.82%	13.75%	11.75%	12.24%	18.58%	12.21%	10.57%	11.03%	16.25%	12.26%	9.13%	9.36%	29.56%	16.40%		15.63%	Oct. 15, 2015	16.25%	12.26%		11.48%